Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
Intangible assets are comprised of the following:

		December 31, 2013
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,653	$(539)	$2,114
Intellectual property	11	1,821	(495)	1,326
Other	10	274	(136)	138
Total finite-lived intangible assets	13	4,748	(1,170)	3,578
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,766	$(1,170)	$3,596

		December 31, 2012
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

		December 31, 2011
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

Expected amortization expense related to intangible assets	As of December 31, 2013, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter
$365	$354	$333	$331	$327	$1,886

Goodwill
The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2013, 2012 and 2011 were as follows:

(Millions of dollars)	December 31, 2012	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2013
Construction Industries
Goodwill	$382	$—	$—	$—	$(56)	$326
Resource Industries
Goodwill	4,559	—	(55)	—	11	4,515
Impairments	(602)	—	—	—	—	(602)
Net goodwill	3,957	—	(55)	—	11	3,913
Power Systems
Goodwill	2,486	106	(10)	—	18	2,600
All Other [4]
Goodwill	117	—	—	—	—	117
Consolidated total
Goodwill	7,544	106	(65)	—	(27)	7,558
Impairments	(602)	—	—	—	—	(602)
Net goodwill	$6,942	$106	$(65)	$—	$(27)	$6,956

	December 31, 2011	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2012
Construction Industries
Goodwill	$378	$22	$—	$—	$(18)	$382
Resource Industries
Goodwill	4,121	597	(181)	—	22	4,559
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	4,099	597	(181)	(580)	22	3,957
Power Systems
Goodwill	2,486	9	—	—	(9)	2,486
All Other [4]
Goodwill	117	—	—	—	—	117
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

	December 31, 2010	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2011
Construction Industries
Goodwill	$357	$—	$—	$—	$21	$378
Resource Industries
Goodwill	73	4,616	(397)	—	(171)	4,121
Impairments	(22)	—	—	—	—	(22)
Net goodwill	51	4,616	(397)	—	(171)	4,099
Power Systems
Goodwill	2,077	410	—	—	(1)	2,486
All Other [4]
Goodwill	129	—	(12)	—	—	117
Consolidated total
Goodwill	2,636	5,026	(409)	—	(151)	7,102
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,614	$5,026	$(409)	$—	$(151)	$7,080

[1]	See Note 24 for additional information.

[2]	See Note 26 for additional information.

[3]	Other adjustments are comprised primarily of foreign currency translation.

[4]	Includes All Other operating segment (See Note 23).